Intangible assets - Amortization reduction expected to be charged to the income statement over the future fiscal years (Details) - Change in useful lives, amortization expense - CSO segment
R in Thousands
12 Months Ended
Mar. 31, 2018 ZAR (R)
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	R (4,500)
2019
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	1,694
2020
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	611
2021
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	748
2022
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	457
2023
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	334
2024
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	303
2025
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	158
2026
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	106
2027
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	106
2028
Expected fiscal year impact on amortization expense
Increase (decrease) in accounting estimate	R 27